UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112

(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (212) 632-6000

Date of fiscal year end:      12/31

Date of reporting period:     9/30/2013

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

September 30, 2013 (unaudited)

Description	Shares	Value
Common Stocks — 99.0%

Australia — 1.8%
DUET Group	456,124	$927,629
Transurban Group	153,743	975,303
		1,902,932

Belgium — 1.1%

bpost SA	57,880	1,107,204

Brazil — 4.9%

Banco do Brasil SA	175,717	2,049,490
BB Seguridade Participacoes SA	158,400	1,558,771
Cia Hering	46,400	704,280
Direcional Engenharia SA	125,300	680,124
		4,992,665

Cambodia — 0.3%

NagaCorp, Ltd.	308,000	260,112

China — 4.5%

Agricultural Bank of China, Ltd., Class H	4,640,000	2,135,767
China Construction Bank Corp., Class H	2,282,180	1,759,620
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	722,952
		4,618,339

Finland — 1.1%

Sampo Oyj, A Shares	26,654	1,145,230

France — 5.4%

AXA SA	73,034	1,692,020
Rexel SA	42,161	1,072,305
Total SA	27,541	1,598,219
Valeo SA	13,906	1,187,460
		5,550,004

Germany — 4.2%

Allianz SE	7,412	1,165,175
Bayerische Motoren Werke AG	11,382	1,223,691
RTL Group SA	19,260	1,954,453
		4,343,319

Guernsey — 1.2%

Resolution, Ltd.	239,710	1,233,276

Indonesia — 0.3%

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	4,280,500	332,681

Israel — 1.1%

Bezeq The Israeli Telecommunication Corp., Ltd.	630,330	1,159,047

Italy — 6.2%

Atlantia SpA	166,746	3,390,504

Description	Shares	Value
Eni SpA	129,868	$2,977,979
		6,368,483

Japan — 1.7%

Mizuho Financial Group, Inc.	797,300	1,727,706

Macau — 3.9%

Sands China, Ltd.	272,000	1,683,364
Wynn Macau, Ltd.	678,000	2,312,188
		3,995,552

Mexico — 0.4%

Fibra Uno Administracion SA de CV REIT	154,100	427,235

Norway — 1.5%

Orkla ASA	83,828	610,596
Seadrill, Ltd.	21,700	978,236
		1,588,832

Russia — 5.1%

Globaltrans Investment PLC Sponsored GDR	95,851	1,389,840
Mobile TeleSystems OJSC Sponsored ADR	120,680	2,686,337
Sberbank of Russia GDR (a), (b)	96,808	1,166,536
		5,242,713

South Africa — 4.7%

AVI, Ltd.	69,309	413,152
Kumba Iron Ore, Ltd.	13,647	630,682
Life Healthcare Group Holdings Pte, Ltd.	333,986	1,188,881
MTN Group, Ltd.	33,660	657,091
Vodacom Group, Ltd.	158,533	1,965,034
		4,854,840

Spain — 2.3%

Red Electrica Corporacion SA	41,943	2,387,161

Sweden — 2.1%

Electrolux AB, Series B	53,390	1,386,527
Swedbank AB, A Shares	34,245	797,684
		2,184,211

Switzerland — 2.5%

Swiss Re AG	16,658	1,377,806
Transocean, Ltd.	10,600	471,700
Zurich Insurance Group AG	2,691	693,021
		2,542,527

Taiwan — 2.4%

Radiant Opto-Electronics Corp.	331,660	1,183,418
Siliconware Precision Industries Co.	1,108,000	1,294,734
		2,478,152

Thailand — 2.0%

Dynasty Ceramic Public Co. Ltd. (b)	412,700	735,551
Krung Thai Bank Public Co. Ltd. (b)	1,408,400	864,491

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Description	Shares	Value
Tisco Financial Group Public Co. Ltd. (b)	383,400	$462,703
		2,062,745

Turkey — 1.8%

Tofas Turk Otomobil Fabrikasi AS	164,674	1,002,693
Tupras-Turkiye Petrol Rafinerileri AS	41,169	870,234
		1,872,927

United Kingdom — 9.7%

Direct Line Insurance Group PLC	552,225	1,906,003
Ladbrokes PLC	263,583	722,001
Rexam PLC	84,204	656,507
Royal Dutch Shell PLC, A Shares	89,248	2,943,622
Vodafone Group PLC	1,070,789	3,744,363
		9,972,496

United States — 26.8%

Apple, Inc.	3,565	1,699,614
Aviv REIT, Inc.	23,432	534,250
Blackstone Mortgage Trust, Inc., Class A	63,800	1,607,122
CenturyLink, Inc.	108,695	3,410,849
Cisco Systems, Inc.	50,500	1,182,710
ConocoPhillips	16,560	1,151,085
EPR Properties REIT	10,330	503,484
Harsco Corp.	20,730	516,177
Hasbro, Inc.	27,079	1,276,504
Intel Corp.	97,330	2,230,803
Lexington Realty Trust REIT	70,355	790,087
Medical Properties Trust, Inc. REIT	44,300	539,131
Microsoft Corp.	28,400	946,004
National CineMedia, Inc.	36,600	690,276
NRG Yield, Inc., Class A	18,445	558,699
Pattern Energy Group, Inc.	45,900	1,074,060
People’s United Financial, Inc.	71,515	1,028,386
Pfizer, Inc.	61,800	1,774,278
Qualcomm, Inc.	7,800	525,408
Republic Services, Inc.	21,500	717,240
Southern Copper Corp.	55,180	1,503,103
STAG Industrial, Inc. REIT	45,600	917,472
Sysco Corp.	24,620	783,655
The Blackstone Group LP	30,500	759,145
Wynn Resorts, Ltd.	5,400	853,254
		27,572,796

Total Common Stocks (Identified cost $94,388,482)		101,923,185

Preferred Stocks — 1.9%

United States — 1.9%

Capital One Financial Corp., Series B	54,666	1,196,639

Description	Shares	Value
City National Corp., Series C	389	$7,761
JPMorgan Chase & Co., Series P	23,893	508,921
Regions Financial Corp., Series A	13,399	302,281

Total Preferred Stocks (Identified cost $2,151,445)		2,015,602

Description	Principal Amount (000) (c)	Value
Foreign Government Obligations — 9.5%

Brazil — 2.6%

Brazil NTN-B:
6.00%, 05/15/15	915	$1,005,804
6.00%, 08/15/16	273	294,312
6.00%, 08/15/18	460	497,453
Brazil NTN-F,
10.00%, 01/01/23	2,044	861,885
		2,659,454

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	188,000	112,625

Mexico — 1.7%

Mexican Bonos:
7.00%, 06/19/14	7,070	552,463
9.50%, 12/18/14	9,000	734,334
7.75%, 12/14/17	5,510	469,916
		1,756,713

Romania — 0.9%

Romania Government Bonds:
5.80%, 10/26/15	1,670	523,368
5.90%, 07/26/17	1,100	350,647
		874,015

Russia — 1.8%

Russia Government Bonds - OFZ:
6.90%, 08/03/16	7,438	232,484
7.50%, 02/27/19	6,590	209,741
7.60%, 04/14/21	15,289	486,724
7.60%, 07/20/22	8,548	271,070
7.00%, 01/25/23	11,700	356,581
8.15%, 02/03/27	10,700	345,753
		1,902,353

South Africa — 0.7%

Republic of South Africa, 8.25%, 09/15/17	6,400	668,860

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Description	Principal Amount (000) (c)	Value
Turkey — 1.7%

Turkey Government Bonds:
4.50%, 02/11/15	1,349	$691,672
4.00%, 04/29/15	2,026	1,034,183
		1,725,855

Uruguay — 0.0%

Uruguay Monetary Regulation Bill, 0.00%, 01/31/14	900	39,833

Total Foreign Government Obligations (Identified cost $10,076,337)		9,739,708

Description	Shares	Value
Short-Term Investment — 2.6%

State Street Institutional Treasury Money Market Fund (Identified cost $2,706,099)	2,706,099	$2,706,099

Total Investments — 113.0% (Identified cost $109,322,363) (d), (e)		$116,384,594

Liabilities in Excess of Cash and Other Assets — (13.0)%		(13,412,813)

Net Assets — 100.0%		$102,971,781

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	UBS	10/02/13	1,489,815	$670,786	$672,208	$1,422	$—
CLP	BNP	10/16/13	224,972,000	440,000	444,880	4,880	—
CLP	BNP	11/08/13	230,137,600	448,000	453,661	5,661	—
CLP	UBS	10/10/13	294,579,300	591,465	582,992	—	8,473
CNY	HSB	10/21/13	1,246,582	202,000	203,530	1,530	—
CNY	SCB	10/21/13	4,736,944	765,876	773,404	7,528	—
COP	BNP	12/02/13	425,100,000	221,032	221,835	803	—
COP	CIT	10/03/13	425,100,000	218,000	222,980	4,980	—
COP	CIT	10/16/13	1,821,636,800	944,000	954,490	10,490	—
COP	HSB	10/08/13	765,107,200	401,084	401,161	77	—
COP	UBS	11/05/13	902,662,600	462,098	472,193	10,095	—
CZK	BNP	10/07/13	9,837,440	499,685	518,118	18,433	—
CZK	BNP	11/22/13	14,774,337	769,486	778,309	8,823	—
CZK	JPM	10/07/13	9,543,896	484,774	502,657	17,883	—
EUR	BRC	10/01/13	376,652	507,915	509,554	1,639	—
EUR	BRC	11/25/13	542,273	734,857	733,719	—	1,138
EUR	CIT	11/06/13	400,035	526,488	541,234	14,746	—
EUR	JPM	11/06/13	40,000	53,396	54,118	722	—
EUR	JPM	11/06/13	84,741	113,500	114,652	1,152	—
GHS	CIT	11/25/13	337,000	150,850	150,519	—	331
GHS	SCB	11/19/13	1,737,000	811,682	778,128	—	33,554
HUF	BRC	10/01/13	112,860,000	501,676	513,375	11,699	—
HUF	BRC	10/31/13	115,315,200	518,947	523,444	4,497	—
HUF	JPM	10/10/13	105,199,200	457,065	478,250	21,185	—
HUF	JPM	10/10/13	192,397,220	858,991	874,665	15,674	—
HUF	JPM	10/15/13	168,200,980	755,591	764,389	8,798	—
IDR	BRC	10/03/13	3,709,072,500	325,500	320,243	—	5,257
IDR	BRC	10/17/13	5,784,040,500	502,086	498,165	—	3,921
IDR	JPM	10/03/13	2,074,968,000	184,000	179,154	—	4,846
INR	HSB	10/31/13	22,766,400	360,000	360,706	706	—
INR	JPM	02/10/14	54,104,300	961,000	836,284	—	124,716
INR	SCB	10/15/13	22,413,435	349,500	356,765	7,265	—
KRW	CIT	10/23/13	925,902,480	852,000	860,393	8,393	—
KRW	HSB	10/10/13	719,743,350	654,000	669,384	15,384	—
KZT	CIT	01/06/14	43,187,880	280,113	275,665	—	4,448
KZT	CIT	03/17/14	63,292,260	404,941	398,193	—	6,748
KZT	HSB	10/30/13	79,207,200	513,000	512,883	—	117
KZT	HSB	06/16/14	51,424,800	324,140	318,035	—	6,105
KZT	HSB	06/16/14	79,207,200	498,849	489,855	—	8,994
KZT	UBS	02/28/14	52,830,750	340,844	333,539	—	7,305
MXN	CIT	10/21/13	1,940,727	149,956	148,030	—	1,926
MXN	UBS	10/21/13	5,117,921	393,000	390,371	—	2,629
MYR	CIT	10/18/13	848,622	268,000	260,077	—	7,923
MYR	JPM	10/18/13	3,359,745	1,025,000	1,029,660	4,660	—
MYR	JPM	11/06/13	767,968	233,000	235,064	2,064	—
NGN	BRC	06/18/14	20,851,000	116,000	120,720	4,720	—
NGN	CIT	10/23/13	135,053,600	824,000	831,720	7,720	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
NGN	JPM	06/17/14	23,400,000	$130,000	$135,513	$5,513	$—
NGN	SCB	10/31/13	23,572,000	141,065	144,773	3,708	—
NGN	SCB	10/31/13	46,469,800	278,013	285,406	7,393	—
NGN	SCB	12/18/13	103,802,600	610,604	626,548	15,944	—
NGN	SCB	03/20/14	85,737,200	493,452	507,741	14,289	—
PEN	BNP	10/18/13	1,327,253	477,000	475,653	—	1,347
PEN	BNP	10/24/13	1,054,809	382,385	377,743	—	4,642
PEN	BNP	11/04/13	833,585	293,000	298,124	5,124	—
PEN	BNP	11/22/13	1,591,269	570,000	567,941	—	2,059
PEN	UBS	10/21/13	893,106	316,985	319,950	2,965	—
PHP	JPM	10/16/13	31,190,220	719,000	716,456	—	2,544
PHP	JPM	12/12/13	34,646,170	793,000	795,720	2,720	—
PHP	SCB	01/13/14	21,689,080	497,000	497,981	981	—
PLN	BNP	10/22/13	1,454,181	460,169	465,103	4,934	—
PLN	BRC	10/21/13	2,612,172	822,000	835,523	13,523	—
PLN	JPM	11/05/13	1,600,369	495,739	511,433	15,694	—
RON	JPM	10/04/13	2,529,653	752,895	768,127	15,232	—
RON	JPM	11/12/13	2,537,717	743,000	768,582	25,582	—
RSD	BRC	12/09/13	77,822,550	897,038	905,306	8,268	—
RSD	CIT	10/16/13	33,269,680	389,986	391,672	1,686	—
RUB	BNP	12/09/13	16,735,950	506,000	510,440	4,440	—
RUB	UBS	12/13/13	16,238,600	490,000	494,886	4,886	—
SGD	HSB	10/23/13	968,517	769,000	772,027	3,027	—
THB	BNP	10/18/13	7,851,090	246,000	250,751	4,751	—
THB	SCB	10/21/13	24,238,127	763,214	773,986	10,772	—
TRY	JPM	10/21/13	694,639	345,077	342,670	—	2,407
TWD	JPM	10/16/13	14,930,000	503,711	505,060	1,349	—
UGX	BRC	10/11/13	909,568,000	351,456	355,879	4,423	—
UGX	CIT	10/25/13	647,722,000	253,412	252,531	—	881
UYU	CIT	10/28/13	4,515,000	208,835	203,752	—	5,083
UYU	HSB	10/21/13	3,000,000	136,986	135,611	—	1,375
UYU	JPM	10/07/13	11,948,000	528,194	541,925	13,731	—
UYU	JPM	11/25/13	5,336,100	242,000	239,194	—	2,806
VND	CIT	10/16/13	1,392,000,000	64,000	65,805	1,805	—
ZAR	JPM	10/28/13	9,140,823	914,000	907,040	—	6,960
ZMW	BRC	11/07/13	3,072,000	549,061	571,591	22,530	—
ZMW	BRC	12/26/13	1,521,800	269,823	279,143	9,320	—
ZMW	JPM	04/08/14	400,000	67,522	71,043	3,521	—
ZMW	SCB	11/29/13	2,513,875	455,000	464,676	9,676	—
ZMW	SCB	12/19/13	789,746	137,228	145,149	7,921	—
Total Forward Currency Purchase Contracts				$40,731,023	$40,941,825	$469,337	$258,535

Forward Currency Sale Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	UBS	10/02/13	1,489,815	$627,000	$672,208	$—	$45,208
BRL	UBS	11/04/13	1,422,955	636,000	637,039	—	1,039

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Forward Currency Sale Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
CLP	UBS	10/10/13	227,909,500	$455,000	$451,049	$3,951	$—
COP	BNP	10/03/13	425,100,000	222,216	222,980	—	764
CZK	BNP	11/22/13	10,821,888	560,000	570,095	—	10,095
EUR	BNP	10/07/13	380,000	499,685	514,090	—	14,405
EUR	BNP	10/25/13	733,000	966,860	991,696	—	24,836
EUR	BNP	10/25/13	945,000	1,258,159	1,278,516	—	20,357
EUR	BRC	10/01/13	375,000	501,676	507,319	—	5,643
EUR	BRC	10/31/13	384,000	518,947	519,532	—	585
EUR	BRC	12/09/13	664,866	897,038	899,625	—	2,587
EUR	CIT	10/16/13	287,502	389,986	388,960	1,026	—
EUR	HSB	12/23/13	814,549	1,103,714	1,102,197	1,517	—
EUR	JPM	10/07/13	368,000	484,774	497,855	—	13,081
EUR	JPM	10/15/13	562,000	755,590	760,326	—	4,736
EUR	JPM	11/05/13	375,000	495,739	507,362	—	11,623
EUR	JPM	11/06/13	1,842,931	2,446,352	2,493,427	—	47,075
EUR	UBS	11/29/13	197,000	262,986	266,553	—	3,567
EUR	UBS	11/29/13	421,032	558,531	569,681	—	11,150
HUF	BRC	10/01/13	112,860,000	507,915	513,374	—	5,459
HUF	UBS	10/21/13	6,277,880	28,000	28,517	—	517
IDR	BRC	10/03/13	5,784,040,500	506,040	499,397	6,643	—
JPY	CIT	12/18/13	47,545,407	481,000	483,942	—	2,942
JPY	HSB	11/25/13	88,625,936	909,357	901,904	7,453	—
JPY	SCB	10/28/13	88,021,442	881,360	895,612	—	14,252
JPY	UBS	10/28/13	23,065,788	232,000	234,693	—	2,693
KZT	CIT	10/10/13	41,150,040	267,000	267,215	—	215
KZT	HSB	10/30/13	79,207,200	513,499	512,883	616	—
NGN	CIT	10/23/13	13,765,750	85,000	84,776	224	—
RUB	BRC	10/28/13	15,688,462	487,000	482,226	4,774	—
TRY	BRC	02/12/14	78,512	39,274	37,937	1,337	—
TRY	HSB	10/21/13	694,639	344,000	342,670	1,330	—
TRY	JPM	12/04/13	548,967	278,000	268,724	9,276	—
TRY	JPM	12/04/13	650,495	319,842	318,423	1,419	—
TRY	JPM	04/21/14	694,639	333,528	331,333	2,195	—
ZAR	CIT	10/28/13	8,209,902	819,000	814,665	4,335	—
Total Forward Currency Sale Contracts				$20,672,068	$20,868,801	46,096	242,829
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$515,433	$501,364

Currency Abbreviations:
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

NGN — Nigerian Naira
PEN — Peruvian New Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
TWD — New Taiwan Dollar
UGX — Ugandan Shilling
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
HSB — HSBC Bank USA
JPM — JPMorgan Chase Bank
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

(a)	Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At September 30, 2013, this security amounted to 1.1% of net assets of Lazard World Dividend & Income Fund, Inc. (the “Fund”), and is considered to be liquid.
(b)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(c)	Principal amount denominated in respective country’s currency.
(d)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(e)	For federal income tax purposes, the aggregate cost was $109,322,363, aggregate gross unrealized appreciation was $10,775,050, aggregate gross unrealized depreciation was $3,712,819, and the net unrealized appreciation was $7,062,231.

Security Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B

NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F

REIT — Real Estate Investment Trust

Portfolio holdings by industry (as a percentage of net assets):
Apparel & Textiles	0.7%
Automotive	3.3
Banking	10.3
Commercial Services	2.4
Computer Software	0.9
Consumer Products	2.6
Electric	3.8
Energy	1.0
Energy Integrated	9.3
Energy Services	1.4
Financial Services	5.1
Food & Beverages	0.8
Forest & Paper Products	0.6
Health Services	1.1
Housing	1.4
Insurance	10.4
Leisure & Entertainment	7.5
Manufacturing	1.5
Metals & Mining	2.1
Pharmaceutical & Biotechnology	1.7
Real Estate	5.2
Semiconductors & Components	4.6
Technology Hardware	3.3
Telecommunications	13.2
Transportation	6.7
Subtotal	100.9
Foreign Government Obligations	9.5
Short-Term Investment	2.6
Total Investments	113.0%

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Valuation of Investments:

Net asset value per share is determined by State Street Bank and Trust Company for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Foreign securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2013 (unaudited)

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2013:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2013
Assets:
Common Stocks
Russia	$4,076,177	$1,166,536	$—	$5,242,713
Thailand	—	2,062,745	—	2,062,745
Other	94,617,727	—	—	94,617,727
Preferred Stocks	2,015,602	—	—	2,015,602
Foreign Government Obligations	—	9,739,708	—	9,739,708
Short-Term Investment	—	2,706,099	—	2,706,099
Other Financial Instruments*
Forward Currency Contracts	—	515,433	—	515,433
Total	$100,709,506	$16,190,521	$—	$116,900,027
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(501,364)	$—	$(501,364)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain equity securities (see footnote (b)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a money market fund) was valued at the fund’s net asset value.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain equity securities (other than those securities described in footnote (b)) were transferred from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2013.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2013